Share Capital (Tables)	12 Months Ended
Oct. 31, 2019
Share Capital
Schedule of assumption

Expected dividend yield	Nil
Risk-free interest rate	1.710%
Expected life	2.0 years
Expected volatility	100	%*

*	Based on the volatility of comparable publicly traded companies